John Hancock Managed Account Shares Securitized Debt Portfolio Expense Example - John Hancock Managed Account Shares Securitized Debt Portfolio - None or SAME	May 31, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 0
Expense Example, with Redemption, 3 Years	156
Expense Example, with Redemption, 5 Years	325
Expense Example, with Redemption, 10 Years	$ 816